Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
September 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT3-1125
1.9887617.106
Municipal Securities - 98.1%
	Principal Amount (a)	Value ($)
Alabama - 4.8%
Education - 0.5%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	2,000,000	2,146,574
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	635,000	672,541
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,180,000	1,198,677
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,046,887
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	4,220,000	3,493,802
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	670,000	680,604
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	4,000,000	4,194,305
		14,433,390
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	795,000	797,063
General Obligations - 4.2%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (b)	19,185,000	20,677,321
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	21,680,000	23,155,461
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	15,000,000	15,998,435
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,705,000	4,796,325
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	2,605,000	2,736,721
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	8,695,000	9,080,416
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,460,000	1,635,837
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	145,000	146,658
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,080,000	2,084,259
Mountain Brook Ala City Brd Edspl Tax Sch Wts Series 2021 A, 3% 3/1/2046	500,000	380,401
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	7,400,000	8,035,951
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,970,000	2,067,225
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	10,230,000	10,935,725
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	14,805,000	16,149,112
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	9,745,000	10,724,508
		128,604,355
Health Care - 0.1%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	915,000	995,064
Infirmary Hlth Sys Spl Care 5% 2/1/2026	1,840,000	1,849,182
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	1,000,000	743,115
		3,587,361
TOTAL ALABAMA		147,422,169
Alaska - 0.1%
General Obligations - 0.1%
Alaska Municipal Bond Bank Authority Series 2016, 5% 12/1/2029 (Alaska St Guaranteed) (c)	1,690,000	1,722,787
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	160,000	157,678
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	290,000	304,247
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	175,000	176,634
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	400,000	429,840
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	300,000	325,708
		1,394,107
TOTAL ALASKA		3,116,894
Arizona - 2.6%
Education - 0.0%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)(e)	55,000	33,000
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (d)(e)	55,000	33,000
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	340,000	366,204
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	550,000	589,213
		1,021,417
Electric Utilities - 0.3%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (b)	900,000	902,229
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	545,000	546,948
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,430,000	1,519,428
Salt River Proj AZ Agric & Pwr Series 2024 A, 5% 1/1/2038	2,000,000	2,265,596
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2042	3,970,000	4,310,153
		9,544,354
General Obligations - 0.4%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,460,000	1,329,498
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	990,000	962,221
Maricopa Cnty AZ School District No 1 Phoenix Elementary 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,085,115
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	1,395,000	1,602,396
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	1,300,000	1,473,311
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2039 (Assured Guaranty Inc Insured)	1,500,000	1,644,676
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,575,000	1,751,971
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	750,000	804,025
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	750,000	796,210
Pinal Cnty AZ Uni Sch Dist No 20 Maricopa 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	525,000	550,431
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	450,000	485,537
		12,485,391
Health Care - 0.9%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 2.87% tender 1/1/2037 (b)(f)	150,000	146,896
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 3% 2/1/2045	4,525,000	3,427,939
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	410,000	439,905
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	15,000	14,986
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	20,000	17,891
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	3,615,000	3,058,247
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 3% 9/1/2051	4,875,000	3,381,399
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	295,000	251,762
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	1,260,000	944,061
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	745,000	551,435
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (g)	250,000	235,192
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (g)	395,000	336,571
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 3% 4/1/2051	16,380,000	11,159,912
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2046	1,905,000	1,724,299
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	480,000	401,818
		26,092,313
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	785,965	776,513
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	17,910,000	18,214,349
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	4,930,000	4,970,934
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	2,080,000	2,092,714
		25,277,997
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	190,000	196,820
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	125,000	130,280
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (c)	90,000	91,673
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (c)	65,000	66,062
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2049 (c)	2,315,000	2,331,999
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (c)	720,000	750,855
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (c)	55,000	56,390
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	175,000	181,201
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	205,000	210,560
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	125,000	128,063
		3,947,083
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	410,000	425,714
TOTAL ARIZONA		79,767,602
Arkansas - 0.5%
General Obligations - 0.4%
Bentonville Ark Sch Dist No 006 Series E, 2% 6/1/2040	2,685,000	1,888,894
Gravette School District No 20 2.25% 2/1/2041	455,000	334,419
Greenbrier AK Sch Dist No 47 Faulkner Cnty Series 2019, 3.125% 2/1/2043	1,595,000	1,323,323
Little Rock AR School Dist Series A, 3% 2/1/2045	9,495,000	7,525,416
Pea Ridge Ark Sch Dist No 109 2% 2/1/2041	230,000	157,174
Pea Ridge Ark Sch Dist No 109 2.125% 2/1/2046	385,000	235,770
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,560,000	941,158
		12,406,154
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	260,371
Water & Sewer - 0.1%
Central Ark Wtr Rev Series 2020 C, 2% 10/1/2039	4,275,000	3,175,279
TOTAL ARKANSAS		15,841,804
California - 4.8%
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,435,000	1,456,122
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2032	7,055,000	7,987,583
		9,443,705
General Obligations - 1.8%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (h)	200,000	185,655
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	3,575,000	3,785,721
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	5,180,000	5,547,815
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	11,220,000	12,042,653
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (b)	15,555,000	16,729,242
California St Pub Wks Brd Lse 5% 8/1/2031	190,000	216,938
California St Pub Wks Brd Lse 5% 8/1/2034	350,000	391,256
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (h)	90,000	76,457
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (h)	250,000	230,433
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (h)	255,000	221,794
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	10,000	10,054
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2037	495,000	554,987
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (h)	230,000	208,471
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	285,000	307,163
Poway CA Unified Sch Dist 0% 8/1/2032 (h)	300,000	248,686
Poway CA Unified Sch Dist 0% 8/1/2037 (h)	395,000	256,936
Poway CA Unified Sch Dist 0% 8/1/2038 (h)	2,625,000	1,618,126
Poway CA Unified Sch Dist 0% 8/1/2039 (h)	1,410,000	824,466
Poway CA Unified Sch Dist 0% 8/1/2041 (h)	200,000	103,861
Poway CA Unified Sch Dist 0% 8/1/2046 (h)	60,000	22,316
San Diego CA Uni Sch Dist 0% 7/1/2034 (h)	180,000	137,366
San Diego CA Uni Sch Dist 0% 7/1/2047 (i)	440,000	348,033
San Marcos Unified School District 0% 8/1/2047 (h)	590,000	218,791
State of California Gen. Oblig. 4% 11/1/2037	575,000	588,194
State of California Gen. Oblig. 5% 3/1/2038	4,040,000	4,595,695
State of California Gen. Oblig. 5% 8/1/2031	2,365,000	2,690,638
State of California Gen. Oblig. 5.25% 12/1/2033	10,000	10,017
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	110,000	112,499
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	1,825,000	1,890,573
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	230,000	230,628
		54,405,464
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (d)(e)	7,929	0
Housing - 0.1%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,786,578	1,744,717
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	2,672,042	2,730,248
		4,474,965
Special Tax - 0.0%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	135,000	135,111
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	60,000	60,050
		195,161
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (h)	26,290,000	2,789,011
Transportation - 1.4%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (h)	1,350,000	371,543
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	1,000,000	973,482
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	1,000,000	880,679
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,108,458
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2031 (c)	1,330,000	1,416,765
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (c)	565,000	607,592
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (c)	3,335,000	3,528,119
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2033 (c)	6,570,000	7,116,009
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2036 (c)	4,000,000	4,460,543
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2038 (c)	2,500,000	2,739,864
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (c)	5,000,000	5,533,480
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (c)	360,000	374,613
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	920,000	931,846
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	930,000	961,912
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	1,245,000	1,309,702
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	835,000	894,142
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	3,960,000	3,981,536
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (c)	2,200,000	2,303,195
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (c)	1,840,000	1,909,199
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (c)	395,000	398,043
		41,800,722
Water & Sewer - 1.1%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2026 (Ambac Assurance Corp Insured) (h)	10,445,000	10,240,066
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	8,860,000	9,631,808
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2031	1,875,000	2,101,898
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2032	2,085,000	2,363,350
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2033	4,430,000	5,057,674
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2034	1,200,000	1,377,150
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 B, 5% 7/1/2035	1,170,000	1,345,280
San Diego County Water Authority 5% 5/1/2047	685,000	717,044
		32,834,270
TOTAL CALIFORNIA		145,943,298
Colorado - 2.5%
Education - 0.2%
CO St Board Governors Univ Enterprise Sys Rev Series 2025 C, 5% 3/1/2036	6,200,000	7,024,113
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	260,000	256,646
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	305,000	304,910
		7,585,669
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	125,000	126,974
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	160,000	160,763
		287,737
General Obligations - 0.8%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2038	1,680,000	1,975,936
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2041	2,185,000	2,492,411
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,580,000	6,116,352
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5% 12/1/2035	400,000	458,135
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2036	500,000	576,815
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2037	450,000	512,127
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2039	1,075,000	1,201,850
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2040	1,000,000	1,110,257
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2042	1,100,000	1,198,268
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2043	500,000	541,175
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2045	450,000	482,846
Weld Cnty Colo Sch Dist No Re-9 Ault-Highland Series 2025, 5.25% 12/1/2049	4,500,000	4,802,287
Westminster Colo Pub Schs 5% 12/1/2049	1,500,000	1,572,554
		23,041,013
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	700,000	734,600
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,185,000	4,569,696
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,960,000	4,421,845
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,250,000	946,812
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,240,000	1,057,088
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	1,250,000	1,180,394
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2039	1,720,000	1,600,762
		14,511,197
Housing - 0.1%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	75,000	75,840
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	125,000	126,590
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 E, 3% 11/1/2051	410,000	405,522
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022F, 5.25% 11/1/2052	420,000	436,525
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,050,000	2,065,078
		3,109,555
Special Tax - 0.1%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	490,797
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	1,030,000	1,111,289
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	80,257
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	47,000	48,449
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	525,000	521,946
		2,252,738
Transportation - 0.7%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	175,000	179,388
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (c)	150,000	156,891
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (c)	9,260,000	8,422,135
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	3,220,000	3,367,447
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (c)	390,000	427,463
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (c)	260,000	288,818
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (c)	2,175,000	2,251,430
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	255,000	262,937
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (c)	505,000	518,696
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (c)	3,815,000	4,202,426
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (c)	1,265,000	1,425,411
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	705,000	757,970
		22,261,012
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	770,000	828,364
Denver CO City & Cnty Brd Wtr 5% 9/15/2029	1,430,000	1,575,779
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,550,000	1,610,698
		4,014,841
TOTAL COLORADO		77,063,762
Connecticut - 1.4%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	570,000	485,711
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	305,000	289,482
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	490,000	446,095
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,165,000	1,167,086
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	25,000	25,399
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	20,000	20,769
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	30,000	31,083
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	20,000	20,720
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	589,429
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	25,000	25,616
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	65,000	67,478
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	50,000	51,841
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	410,000	423,772
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	80,000	82,035
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	580,000	592,758
		4,319,274
General Obligations - 0.4%
Connecticut St Gen. Oblig. 5% 9/15/2028	295,000	316,563
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	380,000	336,041
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	295,000	254,325
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	3,655,000	4,079,350
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	365,000	370,373
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	255,000	261,607
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	55,000	56,822
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Inc Insured)	2,470,000	2,735,220
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2036	1,500,000	1,575,828
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	260,000	260,490
		10,246,619
Health Care - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (d)(g)	350,000	227,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (d)(g)	205,000	133,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	420,000	273,000
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2041	1,750,000	1,829,288
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	390,000	371,049
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	864,752
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	2,875,000	2,906,994
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	585,000	565,207
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	445,000	396,107
		7,567,147
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	250,000	246,871
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 5% 11/15/2025 (c)	260,000	260,513
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	6,135,000	6,535,633
		7,043,017
Special Tax - 0.5%
Connecticut St Gen. Oblig. 4% 1/15/2036	535,000	551,021
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,675,000	5,339,631
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2043	5,965,000	6,387,972
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	425,000	434,947
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (g)	130,000	131,937
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (g)	295,000	298,500
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (g)	655,000	547,338
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (g)	405,000	427,503
		14,118,849
TOTAL CONNECTICUT		43,294,906
Delaware - 0.0%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	294,000	318,889
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	294,000	325,159
		644,048
TOTAL DELAWARE		644,048
District Of Columbia - 1.2%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) 5% 10/1/2048	2,100,000	2,039,713
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	380,000	387,755
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	380,000	402,655
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	505,000	546,908
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2027	1,285,000	1,327,976
District Columbia Gen. Oblig. Series 2021 E, 5% 2/1/2029	1,070,000	1,158,795
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	3,115,000	3,337,036
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,500,000	2,664,026
		9,825,151
Transportation - 0.8%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (c)	225,000	234,751
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	335,000	348,517
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (c)	115,000	122,304
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (c)	415,000	429,687
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (c)	75,000	77,484
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (c)	115,000	118,531
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (c)	55,000	56,550
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (c)	125,000	127,772
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	180,000	180,000
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (c)	6,335,000	6,946,955
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (c)	4,845,000	5,352,357
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (c)	895,000	978,610
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2045 (c)	5,000,000	5,408,629
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	210,000	223,920
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	265,000	281,435
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	1,290,000	927,639
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	3,010,000	2,622,986
		24,438,127
TOTAL DISTRICT OF COLUMBIA		36,302,991
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,430,000	4,550,965
Florida - 5.1%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	220,000	236,176
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2039	1,045,000	1,134,190
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,435,000	1,486,318
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5% 6/1/2044 (g)	1,700,000	1,636,601
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2036	1,445,000	1,597,623
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2038	1,580,000	1,721,555
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5% 12/1/2040	1,750,000	1,876,854
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2024, 5.25% 12/1/2054	3,550,000	3,735,379
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	125,000	126,493
		13,551,189
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	50,000	50,000
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	90,000	90,000
		140,000
General Obligations - 1.7%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	8,015,000	8,722,462
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	8,015,000	8,893,042
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2031 (Assured Guaranty Inc Insured)	3,510,000	3,951,373
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	4,345,000	4,943,240
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	110,000	111,544
Broward County FL School District Series 2025, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,240,000	3,532,053
Broward County FL School District Series 2025, 5% 7/1/2030 (Assured Guaranty Inc Insured)	2,000,000	2,223,835
Broward County FL School District Series 2025, 5% 7/1/2034 (Assured Guaranty Inc Insured)	2,135,000	2,470,319
Broward County FL School District Series 2025, 5% 7/1/2036 (Assured Guaranty Inc Insured)	4,000,000	4,548,605
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	70,000	71,019
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2033 (Assured Guaranty Inc Insured)	2,750,000	3,128,101
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2031 (Assured Guaranty Inc Insured)	1,355,000	1,513,997
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2032	505,000	510,210
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,535,000	1,708,760
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2032	2,590,000	2,950,568
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	255,000	257,797
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	315,000	317,734
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	50,000	50,330
		49,904,989
Health Care - 0.9%
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	1,230,000	1,103,436
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	1,320,000	1,323,285
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	710,000	502,159
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	3,620,000	3,174,542
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	580,000	435,534
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2028	1,280,000	1,291,271
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	1,450,000	1,613,119
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	5,725,000	5,038,169
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2031	200,000	218,799
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2033	350,000	377,107
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2036	370,000	388,905
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2038	400,000	413,753
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2040	400,000	408,602
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2042	500,000	506,265
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	125,000	126,346
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	10,390,000	9,127,173
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	115,000	119,815
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	75,000	77,967
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	215,000	221,209
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	170,000	171,873
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	55,000	55,002
		26,694,331
Housing - 0.1%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	1,000,000	1,006,389
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	625,000	626,886
		1,633,275
Special Tax - 0.1%
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2037 (h)	3,000,000	1,898,475
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5.25% 3/1/2042 (Assured Guaranty Inc Insured)	1,000,000	1,069,155
Tampa FL Tax Alloc 0% 9/1/2035 (h)	1,575,000	1,060,118
Tampa FL Tax Alloc 0% 9/1/2037 (h)	235,000	140,743
Tampa FL Tax Alloc 0% 9/1/2049 (h)	765,000	221,062
		4,389,553
Transportation - 1.5%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (c)	150,000	150,245
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (c)	50,000	51,015
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (c)	50,000	52,018
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (c)	135,000	140,104
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (c)	35,000	36,238
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (c)	175,000	180,202
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (c)	65,000	66,769
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (c)	65,000	66,618
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (c)	75,000	76,663
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (c)	100,000	101,960
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (c)	115,000	116,961
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (c)	655,000	658,452
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2029 (c)	1,120,000	1,206,585
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	705,000	709,017
Broward Cnty FL Arpt Sys Rev Series Q 1, 5% 10/1/2025	265,000	265,000
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	5,260,000	5,137,193
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2035 (Assured Guaranty Inc Insured)	1,630,000	1,837,028
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2036 (Assured Guaranty Inc Insured)	2,175,000	2,419,498
Greater Orlando Aviation Auth 5% 10/1/2031 (c)	435,000	448,983
Greater Orlando Aviation Auth 5% 10/1/2034 (c)	305,000	312,591
Greater Orlando Aviation Auth 5% 10/1/2037 (c)	315,000	320,371
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	85,000	86,810
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	50,000	52,167
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	15,000	15,000
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (c)	25,000	26,083
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (c)	2,460,000	2,469,247
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	490,000	482,344
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	75,000	76,700
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	90,000	91,854
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (c)	70,000	70,078
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (c)	15,000,000	15,843,567
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	215,000	217,601
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	185,000	187,114
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 2.5% 7/1/2040 (Assured Guaranty Inc Insured)	1,150,000	866,411
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2050 (h)	5,175,000	1,304,303
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2051 (h)	2,600,000	619,967
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (c)	50,000	51,024
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (c)	55,000	56,055
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (c)	95,000	96,707
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (c)	65,000	66,030
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (c)	100,000	101,364
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (c)	215,000	217,660
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (c)	230,000	232,576
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (c)	240,000	242,359
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2033 (c)	3,305,000	3,680,521
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2034 (c)	3,175,000	3,543,230
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2041 (c)	550,000	584,660
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2042 (c)	1,340,000	1,411,603
		47,046,546
Water & Sewer - 0.4%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	950,000	1,021,057
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2029	750,000	821,859
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	4,950,000	5,537,550
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2031	3,400,000	3,853,128
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	205,000	228,934
		11,462,528
TOTAL FLORIDA		154,822,411
Georgia - 3.0%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	110,000	102,215
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	295,000	297,516
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	160,000	174,309
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	165,000	177,809
		751,849
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3.8% tender 10/1/2032 (b)	1,700,000	1,708,847
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	930,000	581,946
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (b)	3,465,000	3,537,026
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	325,000	330,547
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	190,000	191,509
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	295,000	294,106
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	180,000	179,454
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	210,000	206,587
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	150,000	145,749
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	155,000	169,423
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	295,000	318,838
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	175,000	189,141
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	260,000	279,433
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	180,000	193,454
		8,326,060
General Obligations - 1.7%
Georgia St Gen. Oblig. 5% 7/1/2033	1,025,000	1,173,381
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	1,390,000	1,423,941
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	16,725,000	17,076,659
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	6,860,000	7,308,521
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	8,745,000	9,513,619
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	5,470,000	5,610,836
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,790,000	1,896,502
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	5,550,000	5,953,896
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	2,465,000	2,668,141
		52,625,496
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	500,000	532,806
Coweta Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019A, 5% 7/1/2044	1,470,000	1,495,556
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	2,845,000	2,103,076
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	115,000	97,959
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	140,000	140,111
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	415,000	410,802
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	730,000	670,076
		5,450,386
Housing - 0.1%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	2,725,000	3,104,950
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (g)	1,290,000	1,291,655
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (g)	3,250,000	3,187,467
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (g)	5,630,000	5,635,110
		10,114,232
Special Tax - 0.1%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	3,485,000	3,739,546
Transportation - 0.3%
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2034 (c)	1,005,000	1,100,095
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2037 (c)	4,300,000	4,660,776
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	585,000	646,878
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	880,000	968,152
		7,375,901
Water & Sewer - 0.0%
LA Grange GA Wtr & Swr Rev 2% 1/1/2042	1,640,000	1,113,399
TOTAL GEORGIA		92,601,819
Hawaii - 0.3%
Housing - 0.1%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,130,000	3,170,939
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2044 (c)	4,850,000	4,999,834
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (c)	65,000	68,395
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (c)	75,000	78,777
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	75,000	78,410
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (c)	75,000	78,165
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (c)	75,000	77,870
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	60,000	60,165
		5,441,616
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	1,680,000	1,709,778
TOTAL HAWAII		10,322,333
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,162
Illinois - 8.1%
Education - 0.1%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	60,000	61,376
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	45,000	45,968
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	60,000	60,979
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	50,000	50,114
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	50,000	50,979
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	50,000	50,969
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	145,000	133,065
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	45,000	45,047
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	50,000	49,518
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2035	330,000	343,781
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2039	750,000	779,840
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2033	400,000	455,057
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2034	450,000	507,831
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	395,000	417,507
University of Illinois Series 2018A, 5% 4/1/2030	210,000	222,372
		3,274,403
Escrowed/Pre-Refunded - 0.0%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	5,000	5,104
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	10,000	10,208
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	30,000	31,028
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	140,000	142,252
		188,592
General Obligations - 3.9%
Chicago IL Brd Ed 5% 12/1/2025	165,000	165,267
Chicago IL Brd Ed 5% 12/1/2030	130,000	132,324
Chicago IL Brd Ed 6.5% 12/1/2046	100,000	100,909
Chicago IL Brd Ed 7% 12/1/2046 (g)	140,000	142,577
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	100,000	100,161
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	100,000	101,344
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	240,000	247,909
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	350,000	360,123
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	101,765
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	100,000	100,413
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	165,000	170,438
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	340,000	352,696
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	190,000	195,962
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	455,000	460,573
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	1,500,000	1,144,881
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	780,000	701,282
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	585,000	548,611
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	922,949
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	12,500,000	12,735,739
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	2,000,000	2,082,933
Chicago IL Brd Ed Series D, 5% 12/1/2031	150,000	152,234
Chicago IL Gen. Oblig. 5.25% 1/1/2037	1,950,000	2,006,476
Chicago IL Gen. Oblig. 5.25% 1/1/2038	2,290,000	2,333,639
Chicago IL Gen. Oblig. 5.5% 1/1/2040	2,250,000	2,293,871
Chicago IL Gen. Oblig. 5.5% 1/1/2043	5,725,000	5,740,566
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	700,000	693,632
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	870,000	907,325
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	1,605,000	1,691,117
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	1,530,000	1,601,614
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	260,000	269,046
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	3,555,000	3,781,733
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2034	5,000,000	5,322,016
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2041	5,795,000	6,007,012
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2043 (Build America Mutual Assurance Co Insured)	5,000,000	5,524,102
Chicago IL Gen. Oblig. Series 2025F, 6% 1/1/2044	1,660,000	1,765,245
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	550,000	598,308
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	290,000	297,922
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	140,000	143,319
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	185,000	189,200
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	215,000	215,325
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	110,000	111,796
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	110,000	112,931
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	55,000	57,003
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	175,000	150,213
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	180,000	149,314
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	1,000,000	948,045
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	144,271
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,050,000	1,098,131
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	645,000	692,607
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	705,000	779,756
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	1,820,000	1,962,918
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	1,375,000	1,377,503
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2039	1,180,000	1,126,765
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	1,035,000	1,120,863
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	2,165,000	2,194,620
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	6,230,000	6,612,331
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	3,810,000	4,074,118
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	1,330,000	1,402,852
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	9,500,000	9,304,317
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	3,210,000	3,466,502
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	1,875,000	2,083,886
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,415,000	1,498,195
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	1,250,000	1,307,874
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	925,000	950,814
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	3,000,000	2,990,269
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,290,000	3,686,086
Peoria Ill Gen. Oblig. Series 2023 A, 4% 1/1/2039 (Assured Guaranty Inc Insured)	1,145,000	1,128,189
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	1,505,000	1,600,001
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (h)	265,000	257,416
		114,792,144
Health Care - 0.9%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	2,785,000	2,335,142
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	60,000	60,925
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	310,000	319,253
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	320,000	328,793
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2029	260,000	261,958
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	85,000	85,998
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	115,000	115,958
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	1,585,000	1,452,512
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	65,000	65,762
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	145,000	145,299
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	65,000	65,067
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	5,000	4,765
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	150,000	153,549
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	105,000	107,086
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	4,100,000	3,155,706
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	465,000	367,158
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	1,045,000	774,371
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	2,955,000	2,017,301
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,760,000	1,490,468
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,780,000	3,064,991
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2028	475,000	503,208
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2029	970,000	1,045,390
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2030	1,150,000	1,258,912
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2031	1,825,000	2,017,278
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2032	1,350,000	1,502,390
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2039	1,360,000	1,494,829
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2040	615,000	672,732
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5.5% 10/1/2041	1,660,000	1,800,250
		26,667,051
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	345,000	337,718
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	40,000	40,142
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	310,000	281,390
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	590,000	582,733
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	415,833	377,728
		1,619,711
Special Tax - 2.0%
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	6,000,000	5,279,863
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,295,000	2,493,323
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2041	6,000,000	6,330,124
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	2,880,000	3,005,991
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	2,845,000	3,157,701
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	2,385,000	2,670,742
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	3,445,000	3,880,552
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (h)	485,000	392,802
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (h)	65,000	40,911
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (h)	2,445,000	1,549,069
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (h)	515,000	270,355
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (h)	430,000	212,842
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (h)	1,225,000	569,592
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (h)	660,000	177,236
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	335,000	307,737
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (h)	445,000	395,326
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (h)	260,000	179,010
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (h)	3,150,000	1,363,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (h)	15,000,000	6,110,225
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (h)	1,540,000	596,192
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (h)	185,000	64,578
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	5,875,000	4,932,869
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	675,000	683,213
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (h)	5,000,000	1,056,723
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	50,000	50,187
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	165,000	168,999
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	20,000	20,899
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	35,000	36,305
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	20,000	20,584
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2033	2,235,000	2,518,837
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2035	1,255,000	1,389,365
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,830,000	10,945,238
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	500,000	537,142
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2041	500,000	531,910
		61,939,974
Transportation - 1.2%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	100,000	100,392
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	80,000	80,048
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (c)	150,000	153,508
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	125,000	127,821
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	30,000	30,840
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	180,000	184,939
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	30,000	30,823
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (c)	135,000	137,687
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	30,000	30,764
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	140,000	140,600
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (c)	205,000	208,446
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (c)	150,000	152,293
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	105,000	107,070
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	190,000	192,466
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	430,000	437,038
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,123
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (c)	100,000	101,123
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (c)	20,000	20,512
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (c)	20,000	20,503
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (c)	1,030,000	1,059,328
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (c)	1,005,000	1,025,482
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (c)	285,000	281,830
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2028 (c)	690,000	718,632
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2029 (c)	500,000	528,484
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2030 (c)	810,000	869,701
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2031 (c)	600,000	655,167
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (c)	4,700,000	4,485,118
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2030 (c)	225,000	241,584
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2031 (c)	230,000	251,147
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (c)	760,000	828,475
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2040 (c)	1,695,000	1,822,579
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (c)	2,565,000	2,763,990
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (c)	1,870,000	1,986,560
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (c)	135,000	136,586
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2010, 4.8% tender 12/1/2043 (b)(c)(g)	8,000,000	8,211,684
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	355,000	356,699
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	140,000	142,695
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	335,000	353,148
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	880,000	921,742
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	2,975,000	3,067,632
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2043	4,670,000	4,869,049
		37,935,308
Water & Sewer - 0.0%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	170,000	175,278
TOTAL ILLINOIS		246,592,461
Indiana - 1.5%
Education - 0.1%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2032	1,005,000	1,080,881
Purdue University Series DD, 5% 7/1/2034	60,000	63,262
Purdue University Series DD, 5% 7/1/2035	120,000	126,019
Purdue University Series DD, 5% 7/1/2036	130,000	135,977
Purdue University Series DD, 5% 7/1/2037	120,000	125,091
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	495,000	501,108
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	245,000	245,120
		2,277,458
Electric Utilities - 0.3%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	90,000	88,725
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	140,000	138,155
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,025,000	8,236,361
		8,463,241
General Obligations - 0.2%
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 1/15/2041	905,000	752,236
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2038 (Indiana St Guaranteed)	1,000,000	1,103,097
Silver Creek Ind Sch Bldg Corp Series 2021, 3% 1/15/2042	1,600,000	1,319,971
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 1/15/2041	1,250,000	1,045,009
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,985,000	2,200,582
		6,420,895
Health Care - 0.3%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	3,065,000	2,747,256
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)	6,725,000	7,599,416
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	65,000	66,336
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	30,000	30,651
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	75,000	76,491
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	70,000	71,372
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (g)	180,000	152,092
		10,743,614
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	85,000	84,042
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	340,000	344,091
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2031	260,000	290,067
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2032	225,000	252,936
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2033	250,000	283,111
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2034	250,000	284,054
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2035	275,000	313,387
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2031	220,000	246,439
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2032	225,000	254,183
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2033	225,000	256,042
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2034	250,000	284,817
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2035	325,000	370,970
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2036	1,585,000	1,776,085
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2037	1,000,000	1,111,585
		6,067,767
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (c)	50,000	50,161
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (c)	50,000	50,096
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (c)	65,000	65,088
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (c)	140,000	140,053
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	55,000	55,293
		360,691
Water & Sewer - 0.4%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	515,000	539,322
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2040	1,000,000	1,092,619
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2041	1,750,000	1,893,087
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2042	2,400,000	2,571,805
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2043	1,500,000	1,602,837
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2044	2,000,000	2,128,536
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) 5% 2/1/2045	1,500,000	1,593,425
Lafayette Ind Sew Wks Rev 2% 7/1/2035	570,000	465,875
		11,887,506
TOTAL INDIANA		46,305,214
Iowa - 0.3%
Education - 0.2%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	2,105,000	2,175,017
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (c)	1,770,000	1,784,421
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (c)	310,000	328,201
		4,287,639
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	4,015,000	4,217,801
Tobacco Bonds - 0.0%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	295,000	297,423
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	295,000	292,817
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	295,000	283,968
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	265,000	286,441
		1,160,649
TOTAL IOWA		9,666,089
Kansas - 0.4%
Special Tax - 0.4%
Garden City KS Sales Tax Rev Series 2025, 4.25% 6/1/2033 (g)	400,000	396,129
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2031	7,260,000	8,211,038
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2032	2,075,000	2,365,811
		10,972,978
TOTAL KANSAS		10,972,978
Kentucky - 2.2%
Education - 0.2%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) 5% 6/1/2039	6,010,000	6,333,535
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	9,375,000	9,475,592
General Obligations - 1.2%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2044 (Build America Mutual Assurance Co Insured)	11,110,000	11,896,731
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	3,015,000	3,195,540
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	2,760,000	2,780,738
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2029 (Morgan Stanley Guaranteed)	2,405,000	2,553,435
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2030 (Morgan Stanley Guaranteed)	2,400,000	2,576,067
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2031 (Morgan Stanley Guaranteed)	2,605,000	2,816,189
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	5,465,000	5,988,569
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	50,000	50,711
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	275,000	292,440
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	70,000	73,992
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	55,000	58,020
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	65,000	68,358
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	40,000	41,809
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	30,000	31,243
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2037	3,325,000	3,687,089
		36,110,931
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	655,000	574,664
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	930,000	922,053
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	1,750,000	1,760,501
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	360,000	376,334
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	155,000	166,747
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	130,000	132,431
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,950,000	1,499,861
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023B, 5% tender 10/1/2047 (b)	8,260,000	8,861,810
		14,294,401
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	80,000	80,474
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	75,000	75,413
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	75,000	75,390
		231,277
TOTAL KENTUCKY		66,445,736
Louisiana - 0.4%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	100,000	102,675
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	70,000	71,813
		174,488
Health Care - 0.3%
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	6,440,000	5,732,926
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	500,000	545,173
Industrial Development - 0.0%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,470,000	1,482,766
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	25,000	25,629
New Orleans LA Aviation Board 5% 1/1/2027 (c)	20,000	20,503
New Orleans LA Aviation Board 5% 1/1/2028 (c)	35,000	35,732
New Orleans LA Aviation Board 5% 1/1/2028 (c)	10,000	10,209
New Orleans LA Aviation Board 5% 1/1/2031 (c)	30,000	30,548
New Orleans LA Aviation Board 5% 1/1/2032 (c)	20,000	20,312
New Orleans LA Aviation Board 5% 1/1/2033 (c)	50,000	50,704
New Orleans LA Aviation Board 5% 1/1/2033 (c)	35,000	35,493
New Orleans LA Aviation Board 5% 1/1/2034 (c)	1,905,000	2,095,540
New Orleans LA Aviation Board 5% 1/1/2034 (c)	60,000	60,744
New Orleans LA Aviation Board 5% 1/1/2034 (c)	10,000	10,124
New Orleans LA Aviation Board 5% 1/1/2035 (c)	20,000	20,218
New Orleans LA Aviation Board 5% 1/1/2036 (c)	45,000	45,414
New Orleans LA Aviation Board 5% 1/1/2037 (c)	295,000	297,239
New Orleans LA Aviation Board 5% 1/1/2037 (c)	80,000	80,607
New Orleans LA Aviation Board 5.25% 1/1/2040 (c)	1,095,000	1,177,418
		4,016,434
TOTAL LOUISIANA		11,951,787
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	35,000	35,480
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	25,000	25,261
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	50,000	50,236
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	15,000	15,222
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	25,000	25,808
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	20,000	20,651
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	50,000	51,363
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	40,000	40,921
		264,942
General Obligations - 0.1%
Brunswick ME 2.25% 11/1/2035	380,000	327,500
Lewiston ME Gen. Oblig. 1.5% 2/15/2034	1,435,000	1,159,729
Lewiston ME Gen. Oblig. 1.75% 2/15/2040	1,270,000	830,576
South Portland ME Gen. Oblig. 2.5% 7/15/2032	1,355,000	1,289,208
		3,607,013
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	120,000	98,569
Housing - 0.0%
Maine Hsg Auth Mtg (ME Mortgage Proj.) Series 2022E, 5% 11/15/2052	295,000	305,584
TOTAL MAINE		4,276,108
Maryland - 1.1%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	2,790,000	2,767,743
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	55,000	58,006
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	130,000	137,468
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	130,000	132,370
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	140,000	142,516
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	145,000	147,606
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	155,000	157,652
		3,543,361
General Obligations - 0.4%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,710,000	1,581,374
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2028	1,240,000	1,321,632
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	1,935,000	1,983,110
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	455,000	462,825
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	720,000	756,519
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2028	1,055,000	1,133,983
State of Maryland 4% 8/1/2028	2,500,000	2,611,820
State of Maryland Gen. Oblig. 4% 3/1/2029	1,260,000	1,327,331
		11,178,594
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2026	600,000	607,346
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	3,970,000	2,960,840
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	1,385,000	963,776
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	1,000,000	1,022,539
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5.25% 7/1/2054	3,555,000	3,725,737
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	85,000	78,513
		9,358,751
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	710,000	709,373
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	330,000	334,447
		1,043,820
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2033	1,000,000	1,052,509
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	260,000	239,293
		1,291,802
Transportation - 0.2%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	530,000	461,698
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (c)	1,175,000	1,186,763
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	65,000	67,623
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	100,000	102,446
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	1,940,000	1,931,086
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	1,590,000	1,562,784
		5,312,400
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	585,000	539,868
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	645,000	656,861
		1,196,729
TOTAL MARYLAND		32,925,457
Massachusetts - 3.3%
Education - 0.2%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,595,000	1,785,740
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2038	2,500,000	2,708,152
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	930,000	678,524
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	700,000	628,702
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	930,000	784,808
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (c)	200,000	205,923
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	50,000	51,049
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	75,000	76,550
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	80,000	81,553
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	85,000	85,144
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	50,000	50,702
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	55,000	55,758
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	55,000	55,737
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	60,000	60,688
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	65,000	65,641
		7,374,671
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 1/1/2049	295,000	300,647
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	460,000	469,658
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2045	4,525,000	4,697,841
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	13,710,000	14,267,215
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,200,000	2,514,079
		22,249,440
Health Care - 1.1%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (g)	9,720,000	9,761,646
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	795,000	800,260
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	50,000	43,973
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	215,000	224,338
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	85,000	86,115
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2040	6,480,000	6,954,650
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2041	6,725,000	7,132,723
Massachusetts St Dev Fin Agy Rv (Lifespan Corp Obligated Group Proj.) Series 2025 A, 5.25% 8/15/2042	9,355,000	9,826,084
		34,829,789
Special Tax - 0.9%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (h)	2,230,000	1,788,676
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,100,000	1,221,089
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	1,500,000	1,562,254
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	20,000,000	20,634,912
		25,206,931
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (c)	435,000	437,304
Massachusetts St Port Auth Rev 5% 7/1/2041 (c)	2,040,000	2,101,069
Massachusetts St Port Auth Rev 5% 7/1/2046 (c)	390,000	395,045
Massachusetts St Port Auth Rev 5% 7/1/2051 (c)	2,645,000	2,666,887
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	105,000	106,506
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	55,000	55,738
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	80,000	80,754
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (c)	145,000	147,663
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (c)	1,205,000	1,275,856
		7,266,822
Water & Sewer - 0.2%
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2038	1,200,000	1,332,798
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2039	1,210,000	1,333,292
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2041	1,000,000	1,080,534
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2043	1,000,000	1,066,397
		4,813,021
TOTAL MASSACHUSETTS		101,740,674
Michigan - 1.8%
Education - 0.1%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	175,000	169,221
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	175,000	165,283
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	145,000	134,175
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	300,000	309,787
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	315,000	324,042
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	615,000	626,052
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	1,000,000	1,007,982
University MI Univ Revs Series 2020 A, 4% 4/1/2045	440,000	430,760
		3,167,302
Electric Utilities - 0.6%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	3,560,000	3,516,399
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,064,618
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,101,166
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,093,464
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,900,000	2,061,232
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,325,000	1,413,123
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,584,325
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,831,365
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,750,000	1,818,033
		16,483,725
Escrowed/Pre-Refunded - 0.0%
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	10,000	10,009
General Obligations - 0.2%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	160,000	160,920
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2039	1,250,000	1,380,378
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2041	1,000,000	1,079,405
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2045	1,250,000	1,318,630
Portage MI Pub Schs 5% 11/1/2030	145,000	146,797
Portage MI Pub Schs 5% 11/1/2031	130,000	131,490
Portage MI Pub Schs 5% 11/1/2036	15,000	15,108
West Bloomfield Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,195,922
		5,428,650
Health Care - 0.0%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	605,000	416,995
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	815,000	577,242
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	70,000	72,909
		1,067,146
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	925,000	924,540
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,280,000	866,813
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	4,335,000	3,585,615
		5,376,968
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	155,000	157,606
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	1,725,000	1,460,564
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	60,000	60,617
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	60,000	60,544
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Inc Insured)	65,000	65,396
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	30,000	30,999
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (c)	35,000	36,063
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	40,000	41,066
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (c)	30,000	30,721
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	20,000	20,462
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (c)	295,000	296,202
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (c)	235,000	248,424
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2042 (c)	1,000,000	1,098,728
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2045 (c)	1,250,000	1,351,298
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	35,000	36,225
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	30,000	30,962
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (c)	25,000	25,790
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (c)	30,000	30,790
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (c)	30,000	30,703
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (c)	45,000	45,804
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (c)	50,000	50,281
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	75,000	75,855
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	20,000	20,825
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	20,000	20,772
		3,708,527
Water & Sewer - 0.7%
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	8,305,000	9,457,305
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2053	2,750,000	2,883,789
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2036	3,940,000	4,492,761
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,850,000	2,072,418
		18,906,273
TOTAL MICHIGAN		55,766,770
Minnesota - 1.1%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	40,000	41,618
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	85,000	81,755
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2027 (c)	1,125,000	1,159,079
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2028 (c)	1,400,000	1,459,420
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2029 (c)	2,000,000	2,106,069
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	15,000	15,000
		4,862,941
General Obligations - 0.4%
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2038	3,060,000	3,440,090
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	4,000,000	4,386,824
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,785,000	2,367,293
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2038 (Minnesota St Guaranteed)	1,000,000	827,980
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2039 (Minnesota St Guaranteed) (h)	2,145,000	1,206,167
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2045 (Minnesota St Guaranteed) (h)	2,000,000	768,869
		12,997,223
Health Care - 0.3%
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	7,700,000	7,923,080
Housing - 0.2%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,064,965	869,020
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	5,735,000	6,121,696
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	285,000	304,357
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	345,000	375,106
		7,670,179
TOTAL MINNESOTA		33,453,423
Mississippi - 0.2%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (b)	1,410,000	1,202,490
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2043	1,000,000	1,053,350
Housing - 0.2%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2020 B, 1.9% 12/1/2035	1,650,000	1,329,372
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	210,000	218,304
Mississippi Home Corp Single Family Mtg Rev Series 2020 A, 2.25% 12/1/2035	1,400,000	1,147,297
		2,694,973
TOTAL MISSISSIPPI		4,950,813
Missouri - 0.3%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	650,000	605,642
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	35,000	36,022
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	80,000	82,239
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	155,000	157,589
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	50,000	50,008
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	50,000	50,011
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	75,000	72,711
		1,054,222
Housing - 0.2%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	30,000	30,199
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	525,000	518,852
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	320,000	317,723
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	850,000	955,129
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	2,475,000	2,496,596
		4,318,499
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2045 (c)	2,515,000	2,254,635
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	145,000	148,598
		2,403,233
TOTAL MISSOURI		7,775,954
Montana - 0.2%
General Obligations - 0.0%
Missoula Cnty Mont Sch Dist No7 Lolo 3% 7/1/2046	335,000	245,515
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	2,510,000	1,760,179
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	680,000	739,543
		2,499,722
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 6% 6/1/2053	1,970,000	2,097,401
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,258
		2,117,659
TOTAL MONTANA		4,862,896
Nebraska - 0.6%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	50,000	50,591
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	35,000	35,843
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	440,000	305,451
		391,885
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	125,000	125,396
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (c)	5,000	5,017
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (c)	35,000	35,838
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (c)	45,000	46,077
		86,932
General Obligations - 0.6%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	5,025,000	5,383,749
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,215,000	11,043,778
		16,427,527
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	45,000	45,162
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	40,000	39,971
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	895,000	894,469
		979,602
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (c)	15,000	15,063
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (c)	40,000	41,008
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (c)	30,000	30,738
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (c)	40,000	40,851
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (c)	20,000	20,374
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (c)	20,000	20,290
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (c)	55,000	55,628
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (c)	15,000	15,148
		239,100
TOTAL NEBRASKA		18,250,442
Nevada - 0.4%
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2041	4,790,000	4,022,478
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	4,280,000	3,418,277
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	2,850,000	2,345,500
		9,786,255
Housing - 0.1%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,815,000	1,788,902
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	35,000	35,248
		1,824,150
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	570,000	580,387
TOTAL NEVADA		12,190,792
New Hampshire - 0.3%
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	780,000	566,341
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	190,000	193,471
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	60,000	63,083
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	55,000	57,706
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	50,000	52,388
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	175,000	183,084
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	270,000	281,727
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	260,000	268,595
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	120,000	114,636
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	105,000	105,000
		1,886,031
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	403,366	405,535
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	3,492,835	3,242,223
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	2,331,778	2,237,335
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	415,000	415,644
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,335,000	1,342,841
		7,643,578
TOTAL NEW HAMPSHIRE		9,529,609
New Jersey - 5.8%
Education - 0.9%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	55,000	55,900
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	130,000	132,063
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	65,000	65,909
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	65,000	65,851
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	2,500,000	2,507,298
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (c)	1,970,000	2,006,125
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2025 (c)	1,000,000	1,003,476
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (c)	215,000	215,515
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	305,000	310,593
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	750,000	779,144
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2028 (c)	1,000,000	1,047,404
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (c)	2,100,000	2,138,509
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (c)	165,000	171,271
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (c)	295,000	311,271
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	550,000	551,308
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (c)	205,000	208,759
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (c)	2,375,000	2,569,771
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (c)	7,590,000	8,212,448
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	105,000	106,202
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	120,000	121,233
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	600,000	686,210
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	500,000	574,922
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	450,000	518,507
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	965,000	1,113,635
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,375,000	1,570,032
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,400,000	1,581,147
		28,624,503
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	6,160,000	6,212,697
General Obligations - 2.8%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	335,000	343,244
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,015,000	928,482
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	850,000	770,480
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	4,215,000	3,743,143
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	665,000	723,451
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	745,000	787,471
New Jersey St Gen. Oblig. 2% 6/1/2036	525,000	423,971
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (h)	690,000	649,101
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (h)	9,800,000	8,951,403
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (h)	2,420,000	2,076,861
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (h)	1,650,000	1,256,458
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (h)	5,000,000	3,263,212
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (h)	3,000,000	1,953,627
New Jersey Trans Trust Fund Auth 4% 6/15/2034	170,000	175,177
New Jersey Trans Trust Fund Auth 4% 6/15/2036	280,000	282,895
New Jersey Trans Trust Fund Auth 4% 6/15/2045	2,510,000	2,290,522
New Jersey Trans Trust Fund Auth 4% 6/15/2050	3,210,000	2,872,095
New Jersey Trans Trust Fund Auth 5% 6/15/2032	360,000	401,470
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,280,000	1,416,825
New Jersey Trans Trust Fund Auth 5% 6/15/2038	315,000	333,993
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	5,846,663
New Jersey Trans Trust Fund Auth 5% 6/15/2045	1,670,000	1,743,238
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	25,000,000	26,191,969
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,365,000	3,532,727
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	7,095,000	7,413,985
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	115,000	120,943
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,265,000	1,339,739
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	220,000	214,755
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	945,000	908,346
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,750,000	1,581,981
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,205,000	1,078,154
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	295,000	320,580
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	1,625,000	1,798,638
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	380,000	427,069
		86,162,668
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (g)	100,000	77,757
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (e)(g)	98,304	68,969
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	590,000	522,035
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	1,610,000	1,370,689
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	20,000	20,326
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	50,000	50,827
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	40,000	40,664
		2,151,267
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2027 (c)	1,795,000	1,852,972
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2026 (c)	1,675,000	1,692,557
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2027 (c)	1,765,000	1,809,489
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 5/1/2028 (c)	1,835,000	1,903,170
		7,258,188
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	3,225,000	3,229,282
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	5,430,000	5,296,358
		8,525,640
Transportation - 1.3%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	135,000	137,212
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	115,000	116,862
New Jersey Turnpike Authority 5% 1/1/2028	145,000	149,043
New Jersey Turnpike Authority 5% 1/1/2030	8,725,000	9,604,419
New Jersey Turnpike Authority 5% 1/1/2046	7,000,000	7,304,170
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,915,000	2,051,310
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,015,000	2,145,822
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,685,000	2,846,421
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	2,395,000	2,531,013
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2034 (j)	1,075,000	1,236,693
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	8,870,000	9,495,067
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2039	750,000	796,448
		38,414,480
TOTAL NEW JERSEY		177,349,443
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2042	1,295,000	1,410,544
Port Auth NY & NJ 5% 1/15/2043	2,750,000	2,964,657
Port Auth NY & NJ 5% 1/15/2047 (c)	10,480,000	10,731,073
Port Auth NY & NJ 5% 10/15/2032 (c)	3,135,000	3,483,705
Port Auth NY & NJ Series 227, 2% 10/1/2034 (c)	2,390,000	1,927,415
		20,517,394
TOTAL NEW JERSEY,NEW YORK		20,517,394
New Mexico - 0.6%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (c)	945,000	957,891
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	445,000	457,707
		1,415,598
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	8,235,000	8,867,644
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	20,000	20,434
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	15,000	14,900
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	15,000	14,243
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	30,000	27,455
		77,032
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2023 D, 6.5% 9/1/2054	6,925,000	7,624,192
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	50,000	50,159
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	960,000	1,033,164
		8,707,515
TOTAL NEW MEXICO		19,067,789
New York - 10.1%
Education - 0.2%
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	65,000	65,528
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	65,000	65,383
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	140,000	139,205
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	235,000	228,412
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	145,000	152,975
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	260,000	270,677
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	3,730,000	3,050,191
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	120,000	123,817
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	340,000	339,755
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	880,000	846,396
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	50,000	49,804
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	785,000	797,163
		6,129,306
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	630,000	620,550
General Obligations - 1.4%
City of New York NY Gen. Oblig. 5% 8/1/2042	3,550,000	3,809,833
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	295,000	301,127
City of New York NY Gen. Oblig. Series E, 5% 8/1/2028	220,000	223,998
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2045	3,970,000	4,253,966
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5% 2/1/2036	1,415,000	1,616,697
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,770,000	4,012,094
City of New York NY Series FISCAL 2025 E, 5% 8/1/2041	5,435,000	5,844,215
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	6,795,000	7,258,371
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	760,000	785,032
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) 5% 7/15/2040 (j)	12,000,000	13,153,935
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) 5% 7/15/2041 (j)	3,000,000	3,269,881
		44,529,149
Health Care - 0.1%
New York NY City Health & Hosp Series 2025A, 5% 2/15/2042	1,785,000	1,907,140
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (g)	100,000	100,061
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (g)	100,000	95,200
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	260,000	207,221
		2,309,622
Housing - 0.7%
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	120,000	116,835
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,270,000	1,224,886
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	6,565,000	6,568,017
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,335,000	1,335,626
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.4% tender 11/1/2062 (b)	4,100,000	4,100,671
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	2,045,000	2,047,348
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	2,280,000	2,290,208
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	650,000	495,919
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	935,000	928,830
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	1,635,000	1,671,478
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	35,000	34,936
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 226, 1.8% 4/1/2028 (c)	1,000,000	951,634
		21,766,388
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	1,300,000	1,287,107
Other - 0.1%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2038	1,400,000	1,595,094
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	1,000,000	1,132,336
		2,727,430
Special Tax - 4.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,065,000	5,605,777
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2043	1,190,000	1,270,675
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2044	10,195,000	10,808,488
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 I I 1, 5% 5/1/2045	2,710,000	2,856,696
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series 2025 J J 1, 5% 11/1/2033	9,280,000	10,678,966
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2030	7,000,000	7,845,898
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2032	5,005,000	5,729,852
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	585,000	599,943
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,100,000	8,023,444
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,360,000	2,711,409
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,505,000	2,819,453
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	675,000	489,813
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2038	585,000	617,229
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	4,140,000	3,041,920
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2039	9,000,000	9,007,261
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	295,000	312,841
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,845,000	7,794,214
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2039	4,000,000	4,458,737
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2040	2,125,000	2,334,927
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2041	2,000,000	2,176,310
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2042	3,125,000	3,366,794
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	7,910,000	5,842,059
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2048	8,915,000	6,742,801
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	955,000	705,331
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	12,000,000	12,890,228
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	739,364
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,315,000	1,395,097
		120,865,527
Transportation - 2.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	3,440,000	3,116,601
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (h)	7,995,000	7,075,708
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,120,000	2,243,130
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2032	10,555,000	11,877,058
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2033	22,875,000	26,011,561
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	2,915,000	3,048,746
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2018, 5% 1/1/2032 (c)	2,200,000	2,260,823
New York Transportation Development Corp (Delta Air Lines 1991 Series K Pass Through Trust Proj.) Series 2020, 5% 10/1/2040 (c)	1,705,000	1,722,807
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	415,000	453,630
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (c)	640,000	692,107
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (c)	700,000	749,117
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	350,000	372,317
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (c)	240,000	253,260
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (c)	635,000	665,124
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (c)	1,550,000	1,610,570
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (c)	1,185,000	1,223,409
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (c)	1,000,000	1,025,367
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (c)	910,000	926,828
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (c)	455,000	459,933
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (c)	1,630,000	1,673,405
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (c)	215,000	214,987
		67,676,488
Water & Sewer - 1.2%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	5,265,000	5,387,110
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	3,785,000	3,933,585
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5.25% 6/15/2047	10,515,000	11,156,855
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	15,000,000	15,909,503
		36,387,053
TOTAL NEW YORK		304,298,620
North Carolina - 1.0%
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	565,000	453,245
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	875,000	872,881
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2044	1,380,000	1,393,696
		2,719,822
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 45, 3% 7/1/2051	4,695,000	4,644,706
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	790,000	857,455
		5,502,161
Transportation - 0.8%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2042 (c)	1,855,000	1,984,751
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2043 (c)	1,955,000	2,084,100
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (c)	1,255,000	1,332,380
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	80,000	83,283
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	75,000	77,541
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	180,000	184,473
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (c)	5,000	5,077
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (c)	10,000	10,364
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (c)	10,000	10,354
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (c)	10,000	10,332
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (c)	15,000	15,467
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (c)	25,000	25,717
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (c)	25,000	25,665
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (c)	25,000	25,610
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (c)	30,000	30,670
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (c)	20,000	20,401
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (c)	15,000	15,266
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (c)	20,000	20,310
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (c)	60,000	60,314
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	75,000	76,128
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2054 (Assured Guaranty Inc Insured)	16,075,000	16,485,587
		22,583,790
Water & Sewer - 0.0%
Charlotte NC Wtr & Swr Sys Rev Series 2020, 2% 7/1/2041	500,000	353,687
TOTAL NORTH CAROLINA		31,159,460
North Dakota - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	1,345,000	933,386
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	530,000	514,568
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	545,000	523,101
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	405,000	383,844
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	365,000	340,553
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	550,000	580,243
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	660,000	693,234
		3,035,543
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	155,000	153,267
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 5% 1/1/2053	725,000	753,352
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2019 C, 3.2% 7/1/2039	2,765,000	2,473,449
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	545,000	536,461
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	285,000	310,275
		4,226,804
TOTAL NORTH DAKOTA		8,195,733
Ohio - 2.6%
Education - 0.4%
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2036	1,160,000	1,257,867
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	495,000	530,516
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2043	1,710,000	1,732,984
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,286,401
		12,807,768
Electric Utilities - 0.2%
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	3,195,000	3,443,583
American Mun Pwr Rev Series 2023A, 5% 2/15/2030	1,275,000	1,401,249
American Mun Pwr Rev Series 2023A, 5% 2/15/2031	1,055,000	1,177,986
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	1,400,000	1,578,979
		7,601,797
General Obligations - 0.5%
Columbus OH City Sch Dist 5% 12/1/2029	105,000	106,493
Dublin OH City Sch Dist Series 2022, 3% 12/1/2042	1,115,000	923,915
Firelands Ohio Loc Sch Dist Series 2019 A, 3% 11/1/2047	1,235,000	918,037
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,691,854
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	260,000	282,527
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	355,000	394,080
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	475,000	515,195
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	395,000	437,732
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	595,000	647,113
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	595,000	661,029
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	195,000	211,894
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	240,000	266,420
		14,056,289
Health Care - 0.4%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	715,000	724,024
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	1,175,000	1,134,290
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	101,947
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2043	2,810,000	2,890,076
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2055	3,000,000	3,025,489
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	645,000	589,745
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	410,000	447,767
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	635,000	632,083
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	415,000	417,266
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	110,000	110,704
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	140,000	144,455
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	260,000	271,700
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	270,000	285,538
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	290,000	310,437
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	310,000	333,867
		11,419,388
Housing - 0.0%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,328
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	775,000	850,524
		875,852
Special Tax - 0.0%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	325,000	328,631
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	485,000	488,119
		816,750
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	12,205,000	8,634,449
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	260,000	218,268
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	685,000	735,368
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,275,000	2,425,034
		12,013,119
Transportation - 0.7%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,235,000	2,448,375
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2043 (c)	9,200,000	9,611,515
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (c)	4,845,000	5,017,950
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	585,000	644,605
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	530,000	595,724
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (h)	130,000	63,773
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	195,000	212,721
		18,594,663
TOTAL OHIO		78,185,626
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	180,000	173,867
General Obligations - 0.2%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2040	850,000	932,211
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2041	925,000	1,004,027
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2042	1,000,000	1,074,858
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2043	1,000,000	1,067,567
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2044	1,215,000	1,289,708
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5% 7/1/2045	1,000,000	1,057,802
		6,426,173
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	140,000	153,996
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	200,000	224,629
		378,625
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	70,000	70,111
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	100,000	100,051
		170,162
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (c)	115,000	115,251
TOTAL OKLAHOMA		7,264,078
Oregon - 1.9%
Education - 0.3%
University Oregon Gen Rev Series 2021 A, 3.5% 4/1/2052	10,000,000	8,090,658
General Obligations - 0.8%
Oregon St 5.25% 6/1/2043	1,000,000	1,104,365
Oregon St Gen. Oblig. 5.25% 6/1/2045	2,000,000	2,187,070
Oregon St Gen. Oblig. Series 2022 A, 5% 5/1/2040	3,330,000	3,587,568
Oregon St Gen. Oblig. Series 2022 D, 5% 12/1/2052	500,000	517,599
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2042	1,150,000	1,276,733
Oregon St Gen. Oblig. Series 2025 A, 5.25% 5/1/2044	1,500,000	1,647,457
Oregon St Series 2025 A, 5.25% 5/1/2045	1,700,000	1,857,923
Oregon St Series 2025 C, 5.25% 6/1/2042	1,000,000	1,110,974
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (c)	3,000,000	3,168,683
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (h)	4,250,000	2,111,445
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2042 (Oregon St Guaranteed) (h)	4,155,000	1,949,184
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2037 (Oregon St Guaranteed) (h)	5,500,000	3,466,163
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (h)	1,625,000	966,725
		24,951,889
Health Care - 0.0%
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	340,000	370,988
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	1,380,000	968,232
		1,339,220
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	440,000	376,353
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	220,000	221,285
		597,638
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2040	2,000,000	2,204,352
Oregon St Dept Admin Lottery 5% 4/1/2041	1,100,000	1,201,993
		3,406,345
Transportation - 0.7%
Port of Portland Arpt Rev 5% 7/1/2041 (c)	1,760,000	1,826,737
Port of Portland Arpt Rev 5% 7/1/2045 (c)	785,000	795,958
Port of Portland Arpt Rev 5% 7/1/2052 (c)	1,480,000	1,490,467
Port of Portland Arpt Rev Series 28, 5% 7/1/2032 (c)	2,560,000	2,842,851
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (c)	4,270,000	4,726,443
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2035 (c)	3,650,000	3,997,275
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2037 (c)	2,910,000	3,130,185
		18,809,916
TOTAL OREGON		57,195,666
Pennsylvania - 4.8%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (e)	220,000	105,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (e)	335,000	160,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (e)	375,000	180,000
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (c)	1,140,000	1,202,876
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	25,000	25,225
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	65,000	65,469
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	65,000	66,188
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	80,000	81,033
		1,887,191
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	30,000	32,399
General Obligations - 1.5%
Bethel Park PA Sch Dist Series 2024, 5% 8/1/2050	7,770,000	8,108,105
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2040 (Assured Guaranty Inc Insured)	4,650,000	5,018,899
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	850,000	908,596
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	515,000	522,976
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	275,000	292,040
Lancaster PA Sch Dist 5% 6/1/2042 (Build America Mutual Assurance Co Insured)	2,500,000	2,670,161
Lancaster PA Sch Dist 5% 6/1/2043 (Build America Mutual Assurance Co Insured)	1,810,000	1,918,401
Lancaster PA Sch Dist 5% 6/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,106,978
Pennsylvania St Gen. Oblig. 5% 9/1/2031	2,500,000	2,822,942
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	2,795,000	2,828,112
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	4,160,000	4,222,377
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,187,368
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2030	1,000,000	1,113,045
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2044	1,875,000	2,022,916
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	4,740,000	5,081,265
Philadelphia PA Sch Dist 4% 9/1/2035	385,000	390,774
Philadelphia PA Sch Dist 5% 9/1/2027	490,000	498,758
Philadelphia PA Sch Dist 5% 9/1/2028	710,000	721,962
Philadelphia PA Sch Dist 5% 9/1/2028	410,000	416,908
Philadelphia PA Sch Dist 5% 9/1/2029	460,000	467,499
Philadelphia PA Sch Dist 5% 9/1/2030	400,000	433,344
Philadelphia PA Sch Dist 5% 9/1/2031	320,000	345,498
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	185,000	198,009
Philadelphia PA Sch Dist 5% 9/1/2036	95,000	98,726
Philadelphia PA Sch Dist 5% 9/1/2037	55,000	56,937
Philadelphia PA Sch Dist 5% 9/1/2038	90,000	92,919
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	130,000	132,560
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	345,000	350,248
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	65,000	65,104
		46,093,427
Health Care - 0.5%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	55,000	55,767
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	60,000	60,800
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	255,000	257,797
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	125,000	118,954
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	130,000	119,845
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	255,000	226,758
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	65,000	65,841
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	105,000	106,593
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	80,000	81,124
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	85,000	86,202
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	110,000	111,647
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	75,000	75,966
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	80,000	80,873
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	85,000	85,328
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	255,000	252,924
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	305,000	298,768
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,890,000	1,926,981
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2033	1,615,000	1,788,646
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2034	1,265,000	1,402,750
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	6,500,000	5,624,636
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	50,000	50,687
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	50,000	50,770
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	50,000	50,786
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	75,000	74,207
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	130,000	128,173
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	415,000	380,734
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	205,000	175,855
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	55,000	55,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	25,000	24,638
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	230,000	223,824
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	40,000	40,349
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	645,000	553,777
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	555,000	574,930
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	140,000	127,992
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	335,000	296,155
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	390,000	392,782
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	280,000	282,138
		16,310,997
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	710,000	729,093
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (c)	395,000	405,184
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	40,000	39,949
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	985,000	1,004,506
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	2,425,000	2,439,193
		4,617,925
Transportation - 2.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Inc Insured) (c)	4,145,000	3,678,903
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (c)	3,940,000	4,259,006
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (c)	4,640,000	4,986,729
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	2,730,000	2,731,923
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (c)	1,655,000	1,643,222
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2028 (Assured Guaranty Inc Insured) (c)	1,000,000	1,045,938
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2038 (Assured Guaranty Inc Insured) (c)	1,000,000	1,078,711
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2039 (Assured Guaranty Inc Insured) (c)	1,400,000	1,498,288
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	1,600,000	1,692,509
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2041 (Assured Guaranty Inc Insured) (c)	1,000,000	1,076,275
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2042 (Assured Guaranty Inc Insured) (c)	1,000,000	1,068,169
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2043 (Assured Guaranty Inc Insured) (c)	1,500,000	1,593,854
Pennsylvania Turnpike Commission 5% 12/1/2027	220,000	232,298
Pennsylvania Turnpike Commission 5% 12/1/2028	215,000	232,198
Pennsylvania Turnpike Commission 5% 12/1/2044	4,500,000	4,792,829
Pennsylvania Turnpike Commission 5% 12/1/2047	1,635,000	1,720,265
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2040	1,650,000	1,784,653
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2036	620,000	687,895
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2038	2,500,000	2,717,897
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2039	3,000,000	3,225,059
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2040	2,375,000	2,553,412
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (b)	2,710,000	3,055,312
Philadelphia PA Airport Rev 5% 7/1/2026 (c)	150,000	152,284
Philadelphia PA Airport Rev 5% 7/1/2026	50,000	50,892
Philadelphia PA Airport Rev 5% 7/1/2027 (c)	125,000	129,438
Philadelphia PA Airport Rev 5% 7/1/2027	40,000	41,747
Philadelphia PA Airport Rev 5% 7/1/2028 (c)	150,000	155,363
Philadelphia PA Airport Rev 5% 7/1/2029 (c)	115,000	118,817
Philadelphia PA Airport Rev 5% 7/1/2032 (c)	805,000	826,411
Philadelphia PA Airport Rev 5% 7/1/2034 (c)	205,000	209,578
Philadelphia PA Airport Rev Series 2021, 4% 7/1/2046 (Assured Guaranty Inc Insured) (c)	1,620,000	1,454,770
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	3,765,000	3,822,324
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	5,190,000	5,374,251
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	550,000	580,034
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (c)	1,100,000	1,184,166
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (c)	590,000	630,870
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (c)	1,000,000	1,006,730
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2037 (c)	1,800,000	1,956,140
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2038 (c)	335,000	360,189
		65,409,349
Water & Sewer - 0.3%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	50,000	52,021
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	80,000	85,282
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	50,000	53,066
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2049	5,450,000	5,795,675
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054	4,000,000	4,243,147
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	200,000	210,195
		10,439,386
TOTAL PENNSYLVANIA		144,790,674
Puerto Rico - 0.7%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (h)	8,240,022	5,885,165
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,927,686	1,906,022
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	695,000	677,812
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	850,000	806,650
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,000,434	1,070,223
		10,345,872
Special Tax - 0.3%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (h)	8,088,000	6,615,961
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (h)	4,500,000	1,528,723
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	10,000	9,650
		8,154,334
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (g)	400,000	416,399
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	945,000	973,271
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (g)	1,125,000	1,009,656
		2,399,326
TOTAL PUERTO RICO		20,899,532
Rhode Island - 0.7%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,065,067
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,550,000	2,607,891
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,005,000	3,052,618
Rhode Island St Student Ln 3.5% 12/1/2034 (c)	70,000	68,221
Rhode Island St Student Ln 5% 12/1/2028 (c)	500,000	526,651
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2028 (c)	2,940,000	3,096,709
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2029 (c)	4,380,000	4,656,390
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (c)	1,605,000	1,712,235
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2029 (c)	1,825,000	1,940,162
		18,725,944
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	420,000	421,968
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	425,000	424,646
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	395,000	391,605
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 68 C, 3.15% 10/1/2031 (c)	500,000	492,818
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	40,000	40,235
		1,349,304
TOTAL RHODE ISLAND		20,497,216
South Carolina - 1.1%
Electric Utilities - 0.9%
South Carolina St Svc Auth Rev 5% 12/1/2041	2,250,000	2,396,463
South Carolina St Svc Auth Rev 5% 12/1/2042	1,750,000	1,843,111
South Carolina St Svc Auth Rev 5% 12/1/2043	1,750,000	1,830,744
South Carolina St Svc Auth Rev 5% 12/1/2044	2,000,000	2,080,492
South Carolina St Svc Auth Rev 5% 12/1/2045	3,000,000	3,110,021
South Carolina St Svc Auth Rev 5% 12/1/2046	2,750,000	2,839,392
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	150,000	152,167
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,060,000	1,106,882
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,465,000	1,557,497
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	365,000	340,775
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2039	3,360,000	3,629,568
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	540,000	556,820
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	3,995,000	4,134,161
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	55,000	56,284
		25,634,377
General Obligations - 0.1%
Lexington County School District No 1/SC Series 2019 B, 3% 2/1/2036	4,345,000	4,045,447
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.25% 11/15/2039	850,000	893,985
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	365,000	385,707
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	660,000	585,758
		1,865,450
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	60,000	60,656
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	480,000	527,501
		588,157
TOTAL SOUTH CAROLINA		32,133,431
South Dakota - 0.2%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	15,000	15,250
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	15,000	15,617
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	30,000	31,224
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	35,000	36,348
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	730,000	568,471
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (b)	3,230,000	3,556,922
		4,223,832
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	415,000	451,091
TOTAL SOUTH DAKOTA		4,674,923
Tennessee - 1.8%
Education - 0.1%
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	4,700,000	4,419,926
Electric Utilities - 0.4%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2028	1,000,000	1,066,745
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2040	1,750,000	1,914,707
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2044	1,585,000	1,683,602
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2031	4,365,000	4,937,860
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2033	1,755,000	2,019,383
		11,622,297
General Obligations - 0.6%
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	17,400,000	18,817,838
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	610,000	543,816
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	560,000	567,500
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	1,600,000	1,734,052
		2,845,368
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	475,000	470,127
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	215,000	212,063
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	140,000	118,800
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	165,000	124,813
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	375,000	314,662
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2025 2A, 6% 1/1/2056	1,165,000	1,307,099
		2,547,564
Transportation - 0.4%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (c)	235,000	238,476
Metro Nashville Arpt Auth Rev 5% 7/1/2052 (c)	3,250,000	3,282,295
Metro Nashville Arpt Auth Rev 5.5% 7/1/2039 (c)	2,000,000	2,166,968
Metro Nashville Arpt Auth Rev 5.5% 7/1/2040 (c)	2,000,000	2,149,874
Metro Nashville Arpt Auth Rev 5.5% 7/1/2042 (c)	3,500,000	3,707,652
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (c)	965,000	997,544
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	125,000	125,329
		12,668,138
Water & Sewer - 0.1%
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2% 6/1/2039	1,145,000	847,900
Crossville Tenn Wtr & Swr Rev Series 2020 C, 2.125% 6/1/2047	2,510,000	1,553,367
		2,401,267
TOTAL TENNESSEE		55,322,398
Texas - 9.8%
Education - 0.2%
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	880,000	997,399
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	35,000	35,314
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	20,000	20,788
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	65,000	66,091
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	50,000	50,768
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	1,785,000	1,941,614
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	150,000	150,787
University North Tex Univ Rev 5% 4/15/2030	1,050,000	1,163,468
University North Tex Univ Rev 5% 4/15/2032	1,515,000	1,720,500
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	105,000	108,501
		6,255,230
Electric Utilities - 0.8%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	370,000	375,327
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	440,000	457,331
Lower Colorado River Authority Series 2019, 3.875% 5/15/2049	5,000,000	4,255,178
New Braunfels TX Util Rev Series 2020, 3% 7/1/2045	1,000,000	778,068
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	1,795,000	1,895,659
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2046	2,010,000	2,049,395
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	11,710,000	12,366,666
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2049	3,500,000	3,630,986
		25,808,610
General Obligations - 5.6%
Aldine TX Indpt Sch Dist Series 2024A, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	2,810,000	3,129,188
Bell Cnty TX Gen. Oblig. 2% 2/15/2035	1,500,000	1,252,920
Birdville TX Indpt Sch Dist 2.375% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,785,000	1,561,513
Caddo Mills TX Indpt Sch Dist 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	500,000	384,456
Calvert Independent School District 3% 8/15/2041 (Permanent Sch Fund of Texas Guaranteed)	735,000	619,250
Chambers Cnty Tex Gen. Oblig. Series 2021, 2.5% 3/1/2051	2,500,000	1,538,807
City of Coppell TX Gen. Oblig. Series 2020, 1.5% 2/1/2036	1,485,000	1,138,412
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,460,000	1,110,107
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,925,000	1,782,675
Community Indpt Sch Dist TX Series 2019, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,250,000	1,196,718
Conroe TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,715,000	1,927,495
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	3,050,000	3,396,452
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,355,000	1,494,910
Conroe TX Isd Series 2025, 5% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	20,000,000	21,175,310
Corpus Christi TX Gen. Oblig. 5% 3/1/2039	2,110,000	2,276,533
Corpus Christi TX Gen. Oblig. 5% 3/1/2040	2,215,000	2,363,442
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	2,710,000	2,931,794
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	3,435,000	3,785,592
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	1,445,000	1,617,290
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	2,855,000	3,227,105
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	1,445,000	1,647,007
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,545,000	2,813,260
Dallas TX ISD 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	3,250,000	3,452,959
Dallas TX ISD 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	3,500,000	3,700,192
Dallas TX ISD 5% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	7,720,000	8,052,442
Deer Pk Tex Gen. Oblig. Series 2021, 3% 3/15/2040	1,125,000	992,424
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2040	1,125,000	1,218,791
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2041	1,255,000	1,347,140
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2043	1,625,000	1,721,658
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,530,000	1,204,384
Denton TX Gen. Oblig. Series 2023, 5% 2/15/2041	2,185,000	2,316,722
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	380,000	388,198
El Paso Tex Gen. Oblig. Series 2020 A, 4% 8/15/2045	1,500,000	1,404,064
Forney TX Indpt Sch Dis Series 2020, 3% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	7,620,000	6,039,876
Fort Bend Cnty Mud 162 Gen. Oblig. Series 2020, 2.25% 9/1/2043	650,000	422,250
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2036 (Assured Guaranty Inc Insured)	270,000	215,113
Fort Bend Cnty TX Levee Impt Dist No 17 Gen. Oblig. Series 2020B, 2% 9/1/2037 (Assured Guaranty Inc Insured)	380,000	292,857
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	495,000	483,121
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	355,186
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2039	1,255,000	1,012,028
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	500,000	536,180
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	500,000	548,083
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (h)	255,000	234,872
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2047 (Assured Guaranty Inc Insured)	630,000	446,104
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2045 (Build America Mutual Assurance Co Insured)	250,000	187,193
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2046 (Build America Mutual Assurance Co Insured)	255,000	187,931
Hays County Tex Gen. Oblig. Series 2019, 4% 2/15/2044	2,000,000	1,886,967
Horizon City Tex Gen. Oblig. Series 2019, 4% 8/15/2043 (Assured Guaranty Inc Insured)	805,000	769,910
Houston TX Gen. Oblig. 5% 3/1/2032	100,000	102,933
Houston TX Gen. Oblig. 5.25% 3/1/2049	10,570,000	11,256,719
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2034	3,000,000	3,407,047
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2035	275,000	309,209
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2036	1,000,000	1,112,658
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	900,000	990,985
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2038	1,450,000	1,580,624
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	2,000,000	2,199,443
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	1,800,000	1,960,180
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2041	1,000,000	1,083,475
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2042	2,750,000	2,957,576
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	3,350,000	3,591,778
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,170,000	1,245,564
Leander Independent School District Series 2025 A, 0% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	588,165
Leander Independent School District Series 2025 A, 0% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed) (h)	700,000	565,112
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (h)	1,185,000	831,890
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	2,035,000	2,233,012
Leander Independent School District Series 2025 B, 5% 8/15/2030	1,445,000	1,603,370
Leander Independent School District Series 2025 B, 5% 8/15/2031	2,090,000	2,350,081
Leander Independent School District Series 2025 B, 5% 8/15/2032	2,145,000	2,435,672
Luling Tex Indpt Sch Dist Series 2020, 2.75% 2/15/2045 (Permanent Sch Fund of Texas Guaranteed)	1,815,000	1,329,830
Mansfield TX Gen. Oblig. 2.5% 2/15/2038	1,150,000	969,243
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	789,752
New Braunfels TX Isd 2.5% 2/1/2035 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,682,576
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,050,000	5,054,034
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,285,000	4,330,899
Pasadena TX Indpt Sch Dist Series 2021, 3% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,790,000	1,541,337
Peaster Tex Indpt Sch Dist Series 2021, 3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,083,698
Pharr San Juan Alamo TX Isd Series 2019, 3% 2/1/2040 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,033,939
Pilot Point Tex Indpt Sch Dist Series 2022, 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	785,000	649,284
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,010,000	1,019,376
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,000,000	1,122,427
Waco TX Indpt Sch Dist Series 2022, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	869,203
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (h)	250,000	198,356
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (h)	100,000	79,954
		167,946,282
Health Care - 0.1%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	1,825,000	1,947,230
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	70,000	70,072
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 3% 10/1/2051	1,000,000	716,206
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	25,000	25,339
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	95,000	96,269
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	50,000	50,572
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	55,000	55,271
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	40,000	41,675
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	100,000	104,173
		3,106,807
Housing - 0.5%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,035,000	1,053,497
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,055,000	2,258,928
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.15% 7/1/2055	3,715,000	3,833,465
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	1,030,705	922,236
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	195,000	194,847
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2018 A, 4.25% 9/1/2048	3,195,000	3,062,095
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	140,000	141,691
Texas St Dept Hsg & Cmnty Sfr Series 2023 C, 6% 3/1/2054	1,690,000	1,859,903
		13,326,662
Transportation - 1.6%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (c)	50,000	51,144
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (c)	80,000	81,595
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (c)	60,000	60,903
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (c)	65,000	65,700
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (c)	105,000	105,979
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (c)	70,000	70,550
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (c)	880,000	887,245
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (c)	100,000	104,953
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (c)	105,000	110,034
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (c)	75,000	78,309
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (c)	90,000	93,582
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (c)	6,675,000	5,883,569
Dallas Fort Worth International Airport Series 2022B, 5% 11/1/2037	3,000,000	3,259,503
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (c)(j)	7,190,000	7,701,746
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (c)(j)	8,500,000	9,035,257
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	160,000	165,524
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	585,000	597,029
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	50,000	50,078
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (c)	110,000	110,186
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (c)	165,000	165,278
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (c)	100,000	100,158
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (c)	185,000	185,203
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (c)	50,000	50,079
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (c)	50,000	51,074
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (c)	50,000	51,108
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (c)	90,000	91,990
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (c)	65,000	66,346
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (c)	50,000	50,966
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (c)	115,000	116,955
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (c)	130,000	131,899
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (c)	50,000	50,662
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (c)	50,000	50,598
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (h)	7,375,000	5,312,312
North TX Twy Auth Rev 3% 1/1/2046	9,330,000	7,025,182
North TX Twy Auth Rev 5% 1/1/2030	20,000	20,111
North TX Twy Auth Rev 5% 1/1/2031	50,000	50,308
North TX Twy Auth Rev 5% 1/1/2031	30,000	30,160
North TX Twy Auth Rev 5% 1/1/2033	60,000	61,499
North TX Twy Auth Rev 5% 1/1/2034	150,000	171,774
North TX Twy Auth Rev 5% 1/1/2034	75,000	76,735
North TX Twy Auth Rev 5% 1/1/2035	110,000	112,339
North TX Twy Auth Rev 5% 1/1/2036	65,000	65,263
North TX Twy Auth Rev 5% 1/1/2037	65,000	66,142
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	625,000	620,711
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	1,280,000	1,256,795
North TX Twy Auth Rev Series A, 5% 1/1/2035	1,000,000	1,147,050
North TX Twy Auth Rev Series A, 5% 1/1/2039	1,650,000	1,694,511
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	210,000	208,631
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2039	530,000	505,174
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	440,000	411,987
		48,511,886
Water & Sewer - 1.0%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2037	1,000,000	1,096,257
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2038	1,250,000	1,359,211
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	1,750,000	1,889,558
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	2,000,000	2,145,768
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2041	2,000,000	2,132,660
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	3,000,000	3,177,725
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2049	3,185,000	3,328,715
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	1,000,000	1,078,766
City of El Paso TX Water & Sewer Revenue Series 2023, 5.25% 3/1/2049	3,470,000	3,663,900
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	585,000	593,417
Houston TX Util Sys Rev 4% 11/15/2043	1,030,000	961,258
Houston TX Util Sys Rev 5% 11/15/2045	1,030,000	1,058,623
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	625,000	639,899
San Antonio TX Wtr Rev Series 2025A, 5% 5/15/2038	2,330,000	2,596,771
Texas Wtr Dev Brd 3% 10/15/2038	1,000,000	899,019
Texas Wtr Dev Brd 5% 8/1/2030	295,000	328,995
Texas Wtr Dev Brd Series 2022, 4.45% 10/15/2036	3,000,000	3,172,969
Tyler Tex Wtr & Swr Sys Rev 3% 9/1/2044	1,545,000	1,223,446
		31,346,957
TOTAL TEXAS		296,302,434
Utah - 0.5%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	338,247	273,702
Special Tax - 0.2%
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (g)	1,000,000	961,826
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (i)	1,204,000	946,573
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	3,223,000	3,325,491
		5,233,890
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	215,000	222,819
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	190,000	196,307
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (c)	140,000	144,358
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (c)	265,000	272,603
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (c)	205,000	209,829
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (c)	205,000	208,968
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (c)	275,000	279,645
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (c)	690,000	700,106
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (c)	1,240,000	1,244,008
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (c)	485,000	503,299
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (c)	815,000	887,353
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	2,500,000	2,611,255
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (c)	2,715,000	2,818,264
		10,298,814
TOTAL UTAH		15,806,406
Vermont - 0.1%
Education - 0.1%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	230,000	191,643
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	290,000	228,104
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	295,000	305,759
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (c)	295,000	302,267
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (c)	500,000	520,059
		1,547,832
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	290,000	285,283
TOTAL VERMONT		1,833,115
Virginia - 0.4%
General Obligations - 0.1%
Arlington Cnty VA Gen. Oblig. Series 2021, 5% 6/15/2028	1,340,000	1,435,081
Blacksburg VA Gen. Oblig. 2% 3/1/2039	605,000	441,337
Culpeper County Economic Development Authority (Culpeper Cnty VA Proj.) 5% 6/1/2041	1,000,000	1,087,272
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	45,000	47,182
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	675,000	684,379
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	1,235,000	1,353,573
		5,048,824
Health Care - 0.1%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	2,250,000	1,544,085
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	30,000	29,963
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	35,000	34,346
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	75,000	76,059
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	30,000	30,435
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	40,000	40,446
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	110,000	111,123
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	75,000	75,286
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	75,000	75,259
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	50,000	50,041
		2,067,043
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	740,000	764,971
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (c)	955,000	959,715
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (c)	720,000	720,767
		1,680,482
Water & Sewer - 0.1%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2035	1,345,000	1,137,546
Chesapeake VA Wtr & Swr Sys 2% 7/1/2036	1,370,000	1,124,151
		2,261,697
TOTAL VIRGINIA		11,823,017
Washington - 3.5%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	1,280,000	919,777
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	865,000	816,798
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	110,000	111,210
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	110,000	111,171
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	115,000	115,319
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	175,000	175,243
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	1,280,000	1,003,415
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.625% 7/1/2038 (g)	1,215,000	1,319,073
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.875% 7/1/2043 (g)	1,350,000	1,444,190
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.125% 7/1/2053 (g)	3,000,000	3,212,037
		9,228,233
Electric Utilities - 0.7%
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,385,000	4,963,913
Energy Norwthwest WA Elec Rev 5% 7/1/2031 (Bonneville Power Administration Guaranteed)	4,000,000	4,528,085
Energy Norwthwest WA Elec Rev 5% 7/1/2041 (Bonneville Power Administration Guaranteed)	6,205,000	6,776,638
Energy Norwthwest WA Elec Rev 5% 7/1/2043 (Bonneville Power Administration Guaranteed)	4,100,000	4,386,872
		20,655,508
General Obligations - 1.3%
City of Olympia WA Gen. Oblig. 2% 12/1/2030	1,265,000	1,203,446
State of Washington Gen. Oblig. Series 2016D, 5% 2/1/2028	1,000,000	1,008,350
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	180,000	184,822
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2041	3,225,000	3,424,367
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2041	2,985,000	3,181,092
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2030	12,740,000	14,096,703
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2031	6,630,000	7,470,129
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	3,875,000	4,433,071
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,360,000	1,456,368
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	105,000	107,135
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	850,000	872,373
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	590,000	600,294
		38,038,150
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	3,025,000	2,788,466
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	80,000	82,150
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	95,000	98,083
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	35,000	36,092
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	45,000	46,385
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	55,000	56,581
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	100,000	102,609
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	145,000	148,382
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	35,000	35,732
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	485,000	485,570
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 5% 10/1/2025	260,000	260,000
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	2,050,000	2,172,401
		6,312,451
Housing - 0.2%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	165,000	166,111
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	105,000	107,443
Seattle Wash Hsg Auth Rev Series 2020 A, 3% 6/1/2052	3,325,000	2,395,152
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	255,000	250,362
Seattle Wash Hsg Auth Rev Series 2021, 3% 6/1/2046	1,010,000	783,261
Seattle Wash Hsg Auth Rev Series 2023, 4.375% 12/1/2030	1,080,000	1,105,741
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	725,000	737,586
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,600,000	1,619,893
		7,165,549
Special Tax - 0.2%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	1,940,000	1,302,482
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	690,000	535,445
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	4,190,000	4,324,227
		6,162,154
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (c)	185,000	167,716
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (c)	2,200,000	2,295,129
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	440,000	444,700
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	640,000	650,969
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	395,000	409,801
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	1,105,000	1,172,041
Port Seattle WA Rev Series B, 5% 10/1/2028 (c)	175,000	176,547
Port Seattle WA Rev Series B, 5% 10/1/2030 (c)	100,000	100,710
		5,417,613
Water & Sewer - 0.4%
King Cnty WA Swr Rev Series 2016A, 4% 7/1/2040	3,055,000	3,011,989
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2032	2,020,000	2,314,222
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2034	4,050,000	4,712,174
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2037	1,000,000	1,133,380
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2043	900,000	959,181
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2045	900,000	950,528
		13,081,474
TOTAL WASHINGTON		106,061,132
West Virginia - 1.0%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	4,550,000	4,660,567
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	1,900,000	1,946,171
		6,606,738
Health Care - 0.8%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	80,000	81,393
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	70,000	71,244
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	725,000	667,161
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2048	3,440,000	3,729,046
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	11,390,000	12,270,155
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2039	1,125,000	1,203,659
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	1,030,000	1,093,329
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	1,030,000	1,084,069
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	1,830,000	1,900,665
		22,100,721
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	295,000	299,649
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	295,000	307,157
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	440,000	469,022
		1,075,828
TOTAL WEST VIRGINIA		29,783,287
Wisconsin - 1.6%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (g)	100,000	98,442
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	360,000	362,208
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	780,000	772,427
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	120,000	130,355
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	250,000	268,832
		1,632,264
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	585,000	614,249
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2037	585,000	454,103
Madison WI Gen. Oblig. 3% 10/1/2036	1,385,000	1,320,053
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2038	2,475,000	2,748,427
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	1,865,000	2,013,633
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2043	2,250,000	2,405,968
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2044	1,975,000	2,105,210
Oshkosh WI Gen. Oblig. Series 2021 A, 2% 6/1/2036	190,000	149,570
		11,196,964
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	2,645,000	1,986,626
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	900,000	818,628
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	1,750,000	1,865,499
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	155,000	156,105
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	655,000	491,925
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	625,000	634,888
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (g)	130,000	126,377
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (g)	110,000	103,285
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (g)	70,000	70,852
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (g)	50,000	50,255
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 3% 1/1/2050	1,290,000	921,674
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	255,000	256,920
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	1,610,000	1,453,451
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	1,000,000	995,299
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	120,000	120,943
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	105,000	106,005
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,235,000	1,327,651
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	850,000	913,496
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	6,800,000	4,921,331
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	865,000	743,585
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	450,000	378,454
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2034	3,750,000	4,219,320
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2035	2,000,000	2,249,599
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5% 8/15/2038	2,905,000	3,135,167
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	795,000	753,363
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	850,000	899,345
		29,700,043
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,320,000	1,321,012
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (g)	2,640,000	1,927,200
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (g)	625,000	493,750
		2,420,950
Transportation - 0.1%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (c)	2,340,000	2,565,620
TOTAL WISCONSIN		49,451,102
TOTAL MUNICIPAL SECURITIES (Cost $2,959,124,426)		2,981,984,843

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (k)(l) (Cost $70,634,152)	3.29	70,620,027	70,634,152

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $3,029,758,578)	3,052,618,995
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(10,647,429)
NET ASSETS - 100.0%	3,041,971,566

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Level 3 security.
(e)	Non-income producing - Security is in default.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,781,573 or 1.5% of net assets.

(h)	Zero coupon bond which is issued at a discount.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	138,724,561	822,206,871	890,297,280	2,922,510	-	-	70,634,152	70,620,027	2.3%
Total	138,724,561	822,206,871	890,297,280	2,922,510	-	-	70,634,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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